Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Loss) In Thousands	Ordinary Share [Member] USD ($)	Ordinary Share [Member] TWD	Additional Paid- In Capital [Member] USD ($)	Additional Paid- In Capital [Member] TWD	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] TWD	Retained Earnings (Accumulated Deficit) [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] TWD	Treasury Stock [Member] TWD	Total USD ($)	Total TWD
Balance at Dec. 31, 2008		42,352		5,546,008		(166,055)		2,555,150	(1,687,865)		6,289,590
Balance, shares at Dec. 31, 2008		109,049
Net income (loss)								(2,309,198)			(2,309,198)
Deferred pension gain (loss)						(124)					(124)
Foreign currency translation adjustments						59,734					59,734
Total comprehensive income (loss)											(2,249,588)
Stock-based compensation expenses				446,463							446,463
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units		1,054		26,223							27,277
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		3,229
Treasury stock retired		(7,858)		(977,674)				(702,333)	1,687,865
Balance at Dec. 31, 2009		35,548		5,041,020		(106,445)		(456,381)			4,513,742
Balance, shares at Dec. 31, 2009		112,278
Net income (loss)								(155,367)			(155,367)
Deferred pension gain (loss)						(1,986)					(1,986)
Foreign currency translation adjustments						177,647					177,647
Total comprehensive income (loss)											20,294
Stock-based compensation expenses				191,128							191,128
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units		1,643		(375)							1,268
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		4,861
Transfer of additional paid-in capital to eliminate accumulated deficit from prior years				(456,381)				456,381
Balance at Dec. 31, 2010	1,229	37,191	157,760	4,775,392	2,287	69,216	(5,134)	(155,367)		156,142	4,726,432
Balance, shares at Dec. 31, 2010	117,139
Net income (loss)							40,352	1,221,432		40,352	1,221,432
Deferred pension gain (loss)					76	2,305				76	2,305
Foreign currency translation adjustments					(2,687)	(81,318)				(2,687)	(81,318)
Total comprehensive income (loss)										37,741	1,142,419
Stock-based compensation expenses			8,623	261,031						8,623	261,031
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	81	2,456	2,262	68,458						2,343	70,914
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares	7,433
Balance at Dec. 31, 2011	$ 1,310	39,647	$ 168,645	5,104,881	$ (324)	(9,797)	$ 35,218	1,066,065		$ 204,849	6,200,796
Balance, shares at Dec. 31, 2011	124,572